Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2023 and 2024.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset December 31, 2023	Notional Amount December 31, 2023	Fair Value Asset December 31, 2024	Notional Amount December 31, 2024
Swap 1	April 10, 2018	December 11, 2025	2.74%	SOFR	$731,814	$21,236,000	$387,608	$19,164,000
Swap 2	February 5, 2022	June 30, 2026	1.49%	SOFR	$1,126,863	$21,274,194	—	—

Total					$1,858,677	$42,510,194	$387,608	$19,164,000

*	Swap 1 was early terminated in April 2025 (Note 19)
**	Swap 2 was early terminated in February 2024 (Note 9)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

		December 31,
		2023		2024
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	731,814	—	—	—
Interest Rate Swap Agreements	Current assets — Fair value of derivatives	—	—	387,608	—

Total derivatives designated as hedging instruments		731,814	—	387,608	—

		December 31,
		2023		2024
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	1,126,863	—	—	—

Total derivatives not designated as hedging instruments		1,126,863	—	—	—

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2022	2023	2024
Interest Rate Swap — Change in Fair Value	Gain on derivatives	1,697,401	(570,539)	(1,126,863)
Interest Rate Swap — Realized income	Gain on derivatives	1,061	808,157	1,226,149

Total gain on derivatives		1,698,462	237,618	99,286

	Location of (Loss)/Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2022	2023	2024
Interest Rate Swap — Realized (expense)/income	Interest and finance costs	(126,241)	4,771,235	591,664

Total (loss)/gain on derivatives		(126,241)	4,771,235	591,664

Schedule of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized (Loss)/Income on cash flow hedges
Balance, January 1, 2022	(3,103,945)

Other comprehensive income before reclassifications	8,164,187
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	126,241

Balance, December 31, 2022	5,186,483

Other comprehensive income before reclassifications	316,566
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(4,771,235)

Balance, December 31, 2023	731,814

Other comprehensive income before reclassifications	247,458
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(591,664)

Balance, December 31, 2024	387,608

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2023:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	1,858,677	—	1,858,677	—

Total	1,858,677	—	1,858,677	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2024:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	387,608	—	387,608	—

Total	387,608	—	387,608	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following table present the fair values for assets measured on a non-recurring basis as of December 31, 2023 categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
		Quoted Prices in Active	Significant
Description	Fair Value as of December 2023	Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	35,340,000	—	35,340,000	—	(2,759,553)

Total	35,340,000	—	35,340,000	—	(2,759,553)